Loss per share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares shares in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	356,828	362,349
Warrants [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	26,000	26,000
Restricted Ordinary Shares [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	4,920	10,817
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	158,171	148,323
Share Options [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	44,089	53,496
Shares committed under ESPP [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	2,198	2,263
Options To Swap the Shares In GHL Subsidiaries for GHL Class A Ordinary Shares [Member]
Antidilutive Securities Excluded From Computation Of Earning Per Share Line Items
Total	121,450	121,450